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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             DST Managers Limited
Business Address: Trident Trust Company (Cayman) Ltd, 4th Floor,
                  One Capital Place, George Town
                  Grand Cayman, Cayman Islands

Mailing Address:  c/o Tulloch & Co.
                  4 Hill Street
                  London, X0, W1J5NE
                  United Kingdom


Form 13F File Number:  28-15373

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sara Hollinrake
Title: Director
Phone: +44 20 7318 1180

Signature, Place, and Date of Signing:

 /s/ Sara Hollinrake             Cyprus                     May 14, 2013
---------------------   -------------------------   ----------------------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total:  $90,497 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      13F File Number        Name

1        28-15376               DST USA Limited

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  COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
                                                     -------------------                     -----------------------
                                                      Shares/  Sh/  Put/ Investment Other        Voting Authority
                                            Value
Name of Issuer    Title of class  CUSIP     (x$1000)  Prn Amt  Prn  Call Discretion Managers  Sole     Shared  None
----------------  --------------  --------- -------- --------- ---- ---- ---------- -------- --------  ------ ------

FACEBOOK INC      CL A            30303M102 51,638   1,939,823 SH        Sole                1,939,823
GROUPON INC       COM CL A        399473107 31,385   6,457,744 SH        Sole                6,457,744
GROUPON INC       COM CL A        399473107 7,152    1,471,644 SH        Sole        1       1,471,644
ZYNGA INC         CL A            98986T108 325      137,653   SH        Sole                137,653

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